UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22784

Dreyfus Municipal Bond Infrastructure Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Infrastructure Fund Inc.
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--142.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	2,500,000		3,040,750
Arizona--6.1%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,585,000		5,036,274
Pima County Industrial Development
Authority, Education Revenue
(Arizona Charter Schools
Refunding Project)	5.38	7/1/31	4,465,000		4,662,085
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	5,000,000		5,714,750
California--11.0%
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,035,000		2,304,556
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	8,000,000		6,750,640
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/37	5,000,000		6,119,800
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	3,250,000	a	3,710,850
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	2,500,000		3,004,775
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,574,300
Colorado--4.2%
City and County of Denver,
Airport System Subordinate
Revenue	5.25	11/15/43	5,000,000	a	5,528,350
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.63	6/1/43	2,000,000		2,253,940
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.00	1/1/44	2,500,000		2,788,750
District of Columbia--.8%
District of Columbia,
Revenue (Knowledge is Power

Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,975,179
Florida--3.8%
Broward County,
Airport System Revenue	5.00	10/1/42	3,750,000	a	4,152,975
Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	4,805,000		5,428,449
Illinois--4.0%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.75	1/1/43	3,750,000	a	4,181,850
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/36	3,000,000		3,046,980
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,500,000		2,772,325
Indiana--7.0%
Indiana Finance Authority,
HR (The King's Daughters'
Hospital and Health Services)	5.50	8/15/40	7,425,000		8,163,416
Indiana Finance Authority,
Private Activity Bonds (Ohio
River Bridges East End
Crossing Project)	5.00	7/1/40	5,000,000		5,308,050
Indiana Finance Authority,
Revenue (Baptist Homes of
Indiana Senior Living)	6.00	11/15/41	3,500,000		3,955,350
Iowa--4.2%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Alcoa Inc. Project)	4.75	8/1/42	3,000,000		3,109,140
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	7,000,000		7,406,560
Kentucky--1.1%
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	2,370,000		2,708,436
Louisiana--3.1%
Louisiana Public Facilities
Authority, Dock and Wharf
Revenue (Impala Warehousing
LLC Project)	6.50	7/1/36	2,000,000	a,b	2,232,040
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000		2,209,340
New Orleans,
Water Revenue	5.00	12/1/34	1,000,000		1,118,120
New Orleans,

Water Revenue	5.00	12/1/44	2,000,000		2,192,140
Massachusetts--4.1%
Massachusetts Development Finance
Agency, Revenue (North Hill
Communities Issue)	6.50	11/15/43	2,000,000		2,118,220
Massachusetts Port Authority,
Special Facilities Revenue
(Delta Air Lines, Inc.
Project) (Insured; AMBAC)	5.00	1/1/27	8,210,000		8,210,493
Michigan--9.9%
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	2,250,000		2,390,692
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	5,750,000		5,836,135
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/39	5,000,000		5,467,400
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000		1,673,520
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	2,250,000		2,458,642
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	5,000,000		4,310,850
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Build
America Mutual Assurance
Company)	5.00	12/1/39	2,250,000	a	2,560,388
Missouri--2.4%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis College of
Pharmacy)	5.50	5/1/43	2,000,000		2,198,460
Saint Louis County Industrial
Development Authority, Senior
Living Facilities Revenue
(Friendship Village Sunset
Hills)	5.00	9/1/42	3,500,000		3,695,405

New Jersey--4.8%
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	2,500,000		2,729,875
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	2,500,000	a	2,688,100
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.25	9/15/29	4,500,000	a	4,780,125
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	2,330,000		1,783,359
New York--17.8%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1177) Recourse
(Metropolitan Transportation
Authority, Transportation
Revenue)	5.00	11/15/38	15,000,000 a,b,c		16,734,600
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/36	8,000,000		8,263,440
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	3,500,000	b	3,571,540
New York State Dormitory
Authority, Revenue (Saint
John's University)	5.00	7/1/44	2,000,000		2,210,720
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/32	5,000,000		5,834,600
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	7,870,000		8,107,674
Ohio--6.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.25	6/1/37	7,000,000		5,929,630
Muskingum County,
Hospital Facilities Revenue
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/44	7,000,000		7,074,690
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	3,000,000		3,092,190

Pennsylvania--10.4%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	4,000,000		4,315,840
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,500,000		1,607,760
Deutsche Bank Spears/Lifers Trust
(Series DBE-1179) Recourse
(Pennsylvania Turnpike
Commission, Motor License
Fund-Enhanced Turnpike
Subordinate Special Revenue)	5.00	12/1/42	13,000,000 a,b,c		14,673,990
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/42	5,000,000	a	5,503,350
South Carolina--2.9%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue (The
Lutheran Homes of South
Carolina, Inc.)	5.13	5/1/48	1,750,000		1,775,147
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	5,000,000		5,556,700
Texas--16.3%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.00	1/1/34	5,000,000		5,082,100
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	1,500,000		1,796,145
Clifton Higher Education Finance
Corporation, Revenue (Uplift
Education)	4.25	12/1/34	2,000,000		2,001,620
Deutsche Bank Spears/Lifers Trust
(Series DBE-1182) Recourse
(Dallas and Fort Worth, Joint
Improvement Revenue
(Dallas/Fort Worth
International Airport))	5.00	11/1/45	15,000,000 a,b,c		15,978,450
JPMorgan Chase Putters/Drivers
Trust (Series 4314)
Non-recourse (Tarrant County
Cultural Education Facilities
Finance Corporation, HR
(Baylor Health Care System
Project))	5.00	11/15/20	7,410,000	b,c	8,203,755
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	3,000,000		3,226,590
San Antonio,
General Improvement GO	5.00	2/1/21	1,500,000		1,804,110
Texas Transportation Commission,

Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	2,500,000	a	2,699,675
Virginia--7.6%
Lexington Industrial Development
Authority, Residential Care
Facilities Mortgage Revenue
(Kendal at Lexington)	5.50	1/1/37	5,400,000		5,525,928
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,640,000	a	7,987,391
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	5,000,000	a	5,441,950
Washington--2.2%
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,522,850
Wisconsin--9.4%
Public Finance Agency of
Wisconsin, Senior Airport
Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/42	5,000,000	a	5,146,100
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.50	11/15/20	1,500,000		1,513,515
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	5,000,000		5,588,250
Wisconsin Health and Educational
Facilities Authority, Revenue
(Beaver Dam Community
Hospitals, Inc.)	5.25	8/15/34	5,700,000		6,136,905
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sauk-Prairie Memorial
Hospital, Inc. Project)	5.38	2/1/48	5,000,000		5,168,250
U.S. Related--1.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/43	3,000,000		3,435,810
Total Long-Term Municipal Investments
(cost $331,516,291)					355,863,099
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.4%	Rate (%)	Date	Amount ($)		Value ($)
Michigan;
University of Michigan Regents,
General Revenue
(cost $1,000,000)	0.02	12/1/14	1,000,000	[d]	1,000,000
Total Investments (cost $332,516,291)			142.5%		356,863,099
Liabilities, Less Cash and Receivables			(12.6%)		(31,509,466)
VMTPS, at liquidation value			(29.9%)		(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%		250,353,633

VMTPS - Variable Rate Municipal Term Preferred Shares

a At November 30, 2014, the fund had $104,000,184 or 41.5% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $61,394,375 or 24.5% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d Variable rate demand note - rate shown is the interest rate in effect at November 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2014, net unrealized appreciation on investments was $24,346,808 of which $26,160,050 related to appreciated investment securities and $1,813,242 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	356,863,099	-	356,863,099

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Infrastructure Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)